VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 77.1%
Energy: 77.1%
Antero Midstream Corp.	98,604	$1,143,806
Archrock, Inc.	27,609	282,992
Cheniere Energy, Inc.	19,146	2,917,085
DT Midstream, Inc.	31,952	1,583,861
Enbridge, Inc.	73,370	2,725,695
EnLink Midstream LLC	70,379	746,017
Equitrans Midstream Corp.	105,408	1,007,700
Gibson Energy, Inc.	47,642	749,110
Hess Midstream LP	10,545	323,521
Keyera Corp.	66,285	1,528,595
Kinder Morgan, Inc.	121,039	2,084,292
Kinetik Holdings, Inc.	7,614	267,556
ONEOK, Inc.	31,637	1,952,636
Pembina Pipeline Corp.	53,326	1,676,569
Plains GP Holdings LP	61,170	907,151
Shawcor Ltd. *	29,191	422,193
Targa Resources Corp.	21,490	1,635,389
TC Energy Corp.	54,246	2,192,081
The Williams Companies, Inc.	77,487	2,528,401
Total Common Stocks (Cost: $26,255,045)		26,674,650
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 22.9%
Energy: 22.9%
Crestwood Equity Partners LP	10,527	$278,755
Energy Transfer LP	121,251	1,539,888
Enterprise Products Partners LP	59,654	1,571,883
Genesis Energy LP	9,869	94,249
Holly Energy Partners LP	5,093	94,220
Magellan Midstream Partners LP	24,675	1,537,746
MPLX LP	39,010	1,323,999
NuStar Energy LP	8,498	145,656
Plains All American Pipeline LP	52,609	741,787
Western Midstream Partners LP	21,950	582,114
Total Master Limited Partnerships (Cost: $6,743,474)		7,910,297
Total Investments: 100.0% (Cost: $32,998,519)		34,584,947
Other assets less liabilities: 0.0%		4,559
NET ASSETS: 100.0%		$34,589,506

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$34,584,947
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